Geological and geophysical expenses	12 Months Ended
Dec. 31, 2025
Geological and geophysical expenses
Geological and geophysical expenses

Note 11     Geological and geophysical expenses

Amounts in US$ ‘000	2025	2024	2023
Staff costs (Note 10)	7,158	8,971	7,879
Share-based payment (Note 10)	155	474	528
Communication and IT costs	2,615	2,624	2,139
Consultant fees	1,092	1,385	1,373
Allocation to capitalized project	(1,061)	(1,371)	(1,254)
Other services	579	512	527
	10,538	12,595	11,192